INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

NOTE 4 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses		Trade Names & Technology				Customer Relationships
	Costs	Accumulated Amortization	Costs	Accumulated Amortization	Costs		Accumulated Amortization		Costs		Accumulated Amortization		Net
Balance as of December 31, 2015	$18,647,000	$(11,500,000)	$12,378,000	$(7,622,000)	$		$		$		$		$11,903,000
Additions	—	—	—	—		320,000		—		170,000		—	490,000
Amortization	—	(1,106,000)	—	(166,000)		—		—		—		—	(1,272,000)
Balance as of March 31, 2016	$18,647,000	$(12,606,000)	$12,378,000	$(7,788,000)		$320,000	$			$170,000	$		$11,121,000

Software Development Costs

At March 31, 2016 and December 31, 2015, the Company has net software capitalized costs of $6.1 million and $7.2 million, respectively. During the three months ended March 31, 2016 and 2015, the Company recognized amortization of software development costs of $1.1 million and $0.8 million, respectively.

Patents & Licenses

At March 31, 2016 and December 31, 2015, the Company has net capitalized patents and licenses of $4.6 million and $4.8 million, respectively. The Company amortizes patents and licenses that have been filed over their useful lives which range between 18.5 to 20 years. The Company recognized $0.2 million of amortization expense related to patents and licenses for the three months ended March 31, 2016 and 2015.

Other Intangible Assets

The Company’s remaining intangible assets include the trade names and customer lists acquired in its acquisition of IMT. The Company amortizes Trade Names and Customer Relationships over their useful lives which range between 6 to 15 years. Amortization expense associated with such intangibles was immaterial for the three months ended March 31, 2016.
Future estimated amortization expense for the Company’s intangible assets is as follows:

Balance 2016	$2,769,000
2017	3,620,000
2018	1,732,000
2019	716,000
2020	716,000
2021 and thereafter	1,568,000
$11,121,000

7 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses
	Cost	A.A.	Cost	A.A.	Total
Balance as of December 31, 2013	$14,788,000	$(2,574,000)	$12,275,000	$(6,293,000)	$18,196,000
Additions	1,667,000	—	103,000	—	1,770,000
Amortization	—	(2,920,000)	—	(664,000)	(3,584,000)
Balance as of December 31, 2014	$16,455,000	$(5,494,000)	$12,378,000	$(6,957,000)	$16,382,000
Additions	2,192,000	—	—	—	2,192,000
Impairments	—	(2,092,000)	—	—	(2,092,000)
Amortization	—	(3,914,000)	—	(665,000)	(4,579,000)
Balance as of December 31, 2015	$18,647,000	$(11,500,000)	$12,378,000	$(7,622,000)	$11,903,000
Amortization of intangible assets amounted to $4,579,000 and $3,584,000 for 2015 and 2014, respectively.

Software Development Costs:

At December 31, 2015 the Company has capitalized a total of $18.6 million of software development costs. The Company recognized amortization of software development costs available for sale of $3.9 million and $2.9 million in 2015 and 2014, respectively. Based on the Company’s analysis of the net realizable value of the software development costs, an impairment charge of $2.1 million was taken during the year ended December 31, 2015 as the Company’s sales cycles continue to take longer to complete than anticipated. No impairment charge was taken during the year ended December 31, 2014.

Patents & Licenses:

At December 31, 2015 the Company has capitalized a total of $12.4 million of patents & licenses. Included in the capitalized costs is $12.3 million of costs associated with patents and licenses that have been filed. Also included in the capitalized costs is $0.1 million of costs associated with provisional patents and pending applications which have not yet been filed. The Company amortizes patents and licenses that have been filed over their useful lives which range between 18.5 to 20 years. The costs of provisional patents and pending applications is not amortized until the patent is filed and is reviewed each reporting period to determine if it is likely that the patent will be successfully filed. The Company recognized $0.7 million of amortization expense related to patents and licenses in each of the years ended December 31, 2015 and 2014.
Estimated amortization expense for total intangible assets for the succeeding five years is as follows:

2016	$3,989,000
2017	3,568,000
2018	1,680,000
2019	664,000
2020	664,000
Thereafter	1,338,000
$11,903,000
The Company’s intangible assets will be amortized over a weighted average remaining life of approximately 4.6 years.